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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Robert J. Johnson              Boston, MA       August 14, 2006
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        22
                                        --------------------

Form 13F Information Table Value Total:      176,965
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ABERCROMBIE & FITCH CO           CL A      002896207   7,594    137,000   SH              SOLE              137,000     0       0
ADOLOR CORP                       COM      00724X102   8,078    323,000   SH              SOLE              323,000     0       0
ASTRAZENECA PLC                SP ADR      046353108   8,076    135,000   SH              SOLE              135,000     0       0
ATHEROS COMMUNICATIONS INC        COM      04743P108  13,240    695,000   SH              SOLE              695,000     0       0
ATMEL CORP                       CL A      049513104  19,425  3,500,000   SH              SOLE            3,500,000     0       0
BIOSANTE PHARMACEUTICALS INC      COM      09065v203      71     30,000   SH   CALL       SOLE               30,000     0       0
THRESHOLD PHARMACEUTICAL INC      COM      885807107       7      2,000   SH   CALL       SOLE                2,000     0       0
THRESHOLD PHARMACEUTICAL INC      COM      885807107      19      5,500   SH   CALL       SOLE                5,500     0       0
THRESHOLD PHARMACEUTICAL INC      COM      885807107      37     10,500   SH   CALL       SOLE               10,500     0       0
DICKS SPORTING GOODS INC.         COM      253393102  10,047    253,700   SH              SOLE              253,700     0       0
GARMIN LTD                        ORD      G37260109  15,289    145,000   SH              SOLE              145,000     0       0
ICONIX BRAND GROUP INC            COM      451055107   6,659    407,500   SH              SOLE              407,500     0       0
INTEGRATED DEVICE TECHNOLOG       COM      458118106  18,434  1,300,000   SH              SOLE            1,300,000     0       0
MANNKIND CORP                     COM      56400P201   4,049    190,000   SH              SOLE              190,000     0       0
MAXWELL TECHNOLOGIES INC          COM      577767106   6,996    356,400   SH              SOLE              356,400     0       0
MEDCO HEALTH SOLUTIONS INC        COM      58405U102   3,838     67,000   SH              SOLE               67,000     0       0
MGI PHARMA INC                    COM      552880106  11,288    525,000   SH              SOLE              525,000     0       0
NORDSTROM INC                     COM      655664100   9,855    270,000   SH              SOLE              270,000     0       0
POLO RALPH LAUREN CORP           CL A      731572103   9,333    170,000   SH              SOLE              170,000     0       0
REDBACK NETWORKS INC              COM      757209507  14,474    789,200   SH              SOLE              789,200     0       0
VERASUN ENERGY CORP               COM      92336G106   1,257     47,900   SH              SOLE               47,900     0       0
ZORAN CORP                        COM      98975F101   8,899    365,600   SH              SOLE              365,600     0       0